Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Estimated future benefit payments	€ 459,186	€ 439,741
Less than 1 year
Employee benefit plans
Estimated future benefit payments	37,074	34,030
1 - 3 years
Employee benefit plans
Estimated future benefit payments	82,307	75,702
3 - 5 years
Employee benefit plans
Estimated future benefit payments	90,462	85,967
5 - 10 years
Employee benefit plans
Estimated future benefit payments	€ 249,343	€ 244,042